RELATED PARTYS ITEMS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings from related party	$ 7,250	$ 31,940	$ 37,871	$ 157,828	$ 171,776
Repayment to related parties	120,509	98,047	135,976	148,552	121,196
Interest expense	9,477	6,207	9,297	12,779	1,306
Accrued interest	216,983		101,769	60,669	34,872
Due to related party	2,861		265,020	26,817	142,477
Share based compensation	0	0	0	37,500	240,000
Accrued compensation			120,000	120,000	33,000
Management fees paid			5,000	0	9,000
Common stock shares value				25,000	400,000
Related Party [Member]
Borrowings from related party	7,250	31,940
Repayment to related parties	120,509	98,047
Interest expense	19,489	$ 20,326	27,010	28,750
Notes payable related parties			836,749	934,854	925,578
Accrued interest	137,904		118,416	$ 91,406	$ 62,657
Due to related party	$ 3,275		$ 3,275
Unsecured note interest rate	3.00%		3.00%	3.00%
Notes payable	$ 723,491		$ 836,749
Shares issued for compensation				25,000
Chief Executive Officer [Member]
Shares issued for compensation					160,000
Common stock shares value					$ 240,000
Per share price					$ 1.50